Akre Focus Fund
Akre Focus Fund
Investment Objective
The Akre Focus Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Akre Focus Fund	Retail Class	Institutional Class	Supra Institutional Class
Redemption Fee (as a percentage of amount redeemed less than 30 days from purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Akre Focus Fund	Retail Class	Institutional Class	Supra Institutional Class
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	none	none
Other Expenses	0.18%	0.15%	0.06%
Shareholder Servicing Fee	0.09%	0.09%	none
Total Annual Fund Operating Expenses	1.33%	1.05%	0.96%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Akre Focus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	135	421	729	1,601
Institutional Class	107	334	579	1,283
Supra Institutional Class	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges.  Investments consist primarily of common stocks of companies of any size market capitalization range.  The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights, Real Estate Investment Trusts ("REITs"), and other securities that are convertible into equity securities.  The Fund may invest up to 15% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and directly in foreign equity securities.  Additionally, the Fund may participate in securities lending arrangements of up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Akre Capital Management, LLC (the "Advisor") principally seeks to identify companies which may earn higher-than-average returns on shareholders' equity; are managed, in the Advisor's judgment, by individuals who have a history of treating public shareholders like partners; and have ample opportunity to reinvest excess profits at above-average rates.  Once a potential investment is identified, the Advisor attempts to purchase shares at valuations the Advisor considers modest-to-reasonable, relative to the nature of the business, and the expected growth in economic value per share.  The Fund is non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Advisor may sell a security for a variety of reasons, including, without limitation:  (1) a security subsequently fails to meet the Advisor's initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged to be more attractive than a current holding; (4) views change of the individual holdings as well as the general market; or (5) when something changes for the worse in the business model, management or governance, or future opportunity for reinvestment.

Principal Risks of Investing in the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

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General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

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Equity Securities Risk – Equity Securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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Large-Cap Investment Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Mid-Cap and Small-Cap Investment Risk – Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations.

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Non-Diversification Risk – The Fund is classified as "non-diversified" under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.  Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

•	Management Risk – The Fund may not meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Fund.

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Real Estate Investment Trusts Risk – In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

•	Regulatory Risk – Changes in government regulations may adversely affect the value of a security.

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Securities Lending Risk – There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result the Fund may lose money.

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Derivatives Risk – The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility.  A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.  As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in a counterparty's losses being substantially greater than the amount invested in the derivative itself.

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Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

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Foreign Securities Risk – Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, and delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

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Depositary Receipts Risk – Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social, and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund's performance for the Retail Class and is an illustration of how shares of the Fund's total returns have varied from year to year.  The table below illustrates how the Fund's average annual total returns for the 1-year, 5-year, and since inception periods compare with that of a broad-based securities index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated Retail Class performance information is available on the Fund's website at www.akrefund.com.

Calendar Year Total Return as of December 31* – Retail Class

*The year-to-date return as of September 30, 2017, was 22.05%.
Highest Quarterly Return:	Q4, 2011	13.05%

Lowest Quarterly Return:	Q3, 2011	-6.73%

Average Annual Total Return as of December 31, 2016
Average Annual Returns - Akre Focus Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	Retail Class Return Before Taxes	8.29%	14.62%	14.29%	Aug. 31, 2009
Institutional Class	Institutional Class Return Before Taxes	8.60%	14.93%	14.60%	Aug. 31, 2009
Supra Institutional Class	Supra Institutional Class Return Before Taxes	8.68%	15.02%	14.68%	Aug. 31, 2015
After Taxes on Distributions | Retail Class	Retail Class Return After Taxes on Distributions	8.24%	14.31%	14.08%
After Taxes on Distributions and Sale of Fund Shares | Retail Class	Retail Class Return After Taxes on Distributions and Sale of Fund Shares	4.73%	11.75%	11.78%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	14.66%	13.68%	Aug. 31, 2009

Since Inception return is from August 31, 2009. Supra Institutional Class shares commenced operations on August 31, 2015.  Performance shown prior to the inception of Supra Institutional Class shares reflects the performance of the Fund's Institutional Class shares.  The performance of the Institutional Class shares will likely be lower than performance of the Supra Institutional Class shares because Supra Institutional Class shares are expected to have lower expenses than the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").